SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts [Roll Forward]
Balance at beginning of period	$ 50	$ 59	$ 61
Additions charged to costs and expenses	18	3	5
Other additions	0	0	0
Deductions	13	12	7
Balance at end of period	$ 55	$ 50	$ 59